Borrowings - Schedule of borrowings by denominated currency (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 176,847	€ 98,806
Borrowings denominated in EUR
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	3,581	4,433
Borrowings denominated in USD
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 173,266	€ 94,373